Project debt	3 Months Ended
Mar. 31, 2019
Project debt [Abstract]
Project debt
Note 15. - Project debt

The main purpose of the Company is the long-term ownership and management of contracted concessional assets, such as renewable energy, efficient natural gas, electric transmission line and water assets, which are financed through project debt. This note shows the project debt linked to the contracted concessional assets included in Note 6 of these consolidated condensed interim financial statements.

Project debt is generally used to finance contracted assets, exclusively using as guarantee the assets and cash flows of the company or group of companies carrying out the activities financed. In most of the cases, the assets and/or contracts are set up as guarantee to ensure the repayment of the related financing. In addition, the cash of the Company´s projects includes funds held to satisfy the customary requirements of certain non-recourse debt agreements for an amount of $259 million as of March 31, 2019.

Compared with corporate debt, project debt has certain key advantages, including a greater leverage and a clearly defined risk profile.

The breakdown of project debt for both non-current and current liabilities as of March 31, 2019 and December 31, 2018 is as follows:

	Balance as of March 31,	Balance as of December 31,
	2019	2018
	($ in thousands)
Non-current	4,769,119	4,826,659
Current	307,233	264,455
Total Project debt	5,076,352	5,091,114

The decrease in total project debt is primarily due to contractual payments of debt for the period and the lower value of debts denominated in foreign currencies since their exchange rate has decreased against the U.S. dollars since December 31, 2018.

The repayment schedule for project debt in accordance with the financing arrangements, as of March 31, 2019 is as follows and is consistent with the projected cash flows of the related projects:

Remainder of 2019
Payment of interests accrued as of March 31, 2019	Nominal repayment	Between January and March 2020	Between April and December 2020	2021	2022	2023	Subsequent Years	Total
($ in thousands)
64,135	226,100	16,998	236,207	265,416	296,067	321,564	3,649,865	5,076,352